Related-party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Sales of goods	$ 125	$ 0	$ 0
Purchase of raw materials	3,532	689
Accounts payable	265	1,568
Revenue from miscellaneous service	66
Miscellaneous fee	795	84
Other receivable	17
Other payable	1,641	2,572
Current receivables due from related parties	1,217	1,200
Cheng Mei Materials Technology Corporation [Member]
IFRS Statement [Line Items]
Purchase of raw materials	3,469	663
Accounts payable	233	1,530
Miscellaneous fee	791	84
Associates [member]
IFRS Statement [Line Items]
Revenue from miscellaneous service	63
Miscellaneous fee	4
Other receivable	14
ViewsilMicroelectronics (Kunshan) Limited [Member]
IFRS Statement [Line Items]
Technical service fee	1,400	1,400	$ 1,800
Other payable	1,400	2,480
Other related parties [member]
IFRS Statement [Line Items]
Sales of goods	125
Accounts receivable	71
Purchase of raw materials	63	26
Accounts payable	32	38
Revenue from miscellaneous service	3
Other receivable	3
Other payable	241	92
VST [Member]
IFRS Statement [Line Items]
Current receivables due from related parties	$ 1,200	$ 1,200